Revenues	12 Months Ended
Jun. 30, 2022
Disclosure Of Revenue Text Block Abstract
Revenues

22. Revenues

a) Operating sales

	2022	2021	2020
Sales of grains	727,875	336,115	237,904
Sales of cotton	26,109	28,475	13,104
Sales of sugarcane	379,242	265,062	192,943
Sales of beef cattle	32,773	29,566	33,609
Lease	15,047	19,350	18,127
Other revenues	9,368	1,301	1,658
Gross operating revenue	1,190,414	679,869	497,345

Sales deductions
Taxes on sales	(22,277)	(16,917)	(9,777)
Net revenue	1,168,137	662,952	487,568

b) Sale of farms

	2022	2021	2020
Sale of farm	461,615	102,011	83,179
Adjustment to present value	(145,441)	(16,245)	(11,687)
Gross revenue from sale of farm	316,174	85,766	71,492

Sales taxes	(7,973)	(2,151)	(2,610)
Cost of sale of farm	(56,667)	(30,518)	(7,462)

Gain from sale of farm	251,534	53,097	61,420
Selling expenses	(6,553)	-	-
Income tax and social contribution	(11,110)	(1,815)	(2,201)
Net gain from sale of farms	233,871	51,282	59,219

The meeting of certain obligations related to prior-year sales enabled the recognition of the gain from the sale of farms that was no recognized on the date of execution of the sale agreement. Of the total Gross Revenue from the sale of farms, R$3,796 refers to the transfer of a 133-hectare area of Cerrado biome negotiated in the sale of Jatobá III, and R$2,904 refers to the realization of the official measurement of the Jatobá II Farm, a condition related to the variable consideration concept provided for in IFRS 15 – Revenue, mentioned in Note 8.1(f).

The sale of the Bananal X Farm (Note 2.1) did not affect the Gain from sale of farm because the asset was recognized at its fair value less selling expenses, as set forth in IFRS 5 – Non-Current Assets Held for Sale and Discontinued Operations, as shown below:

2021
Selling price	28,000
Present value adjustment	(1,159)
Gross revenue from sale of farm	26,841

Cost of sale	(25,231)
Commission on sale	(1,610)
Gain from sale of farm	-